Stock-Based Compensation Plans	9 Months Ended
Jan. 31, 2022
Stock-based Compensation Plans
Stock-Based Compensation Plans

 Note 10 – Stock-Based Compensation Plans

In addition to cash payments, the Company enters agreements to issue common stock and records the applicable non-cash expense in accordance with the authoritative guidance of the Financial Accounting Standards Board.  For the nine- and three-month periods ended January 31, 2022, the Company recorded $1,137,042 and $653,975, respectively, in stock-based compensation expense and for the nine- and three-month periods ended January 31, 2021, the Company recorded $386,121 and $126,212, respectively, in stock-based compensation expense.

As of January 31, 2022 and April 30, 2021, there was $9,987 and $631,878, respectively of prepaid stock-based compensation expense for services. As of January 31, 2022, two consulting agreements are effective, which expire in February 2022.

As of January 31, 2022, an aggregate of 157 shares of common stock can be earned by one Company employee from an unvested stock grant. The 157 shares vest on April 30, 2022.

The table below presents the components of stock-based compensation expense for the nine- and three-month periods ended January 31, 2022 and 2021.

The components of the stock-based compensation expense are presented in the following table:

Stock-based compensation expense	Nine Months Ended Jan. 31, 2022	Nine Months Ended Jan. 31, 2021	Three Months Ended Jan. 31, 2022	Three Months Ended Jan. 31, 2021
Chief Executive Officer	$40,608	$121,824	$—	$40,608
Chief Financial Officer	40,608	121,824	—	40,608
Chief Marketing Officer	109,547	3,492	89,436	5,201
Related party consultant	25,908	58,135	—	19,378
VP of Digital Strategy	5,603	22,711	1,586	1,039
Marketing consultant	111,156	—	37,052	—
Marketing consultant	377,704	—	125,901	—
Member of board of directors	100,000	—	100,000	—
Director of Business Development	300,000	—	300,000	—
Business consultant	25,908	58,135	—	19,378
Total stock-based compensation expense	$1,137,042	$386,121	$653,975	$126,212

The table below presents the prepaid compensation expense as of January 31, 2022 and April 30, 2021:

Description	Jan. 31, 2022	April 30, 2021
Chief Executive Officer	$—	$40,608
Chief Financial Officer	—	40,608
Related party consultant	—	25,908
Business consultant	—	25,908
Marketing consultant	7,249	380,441
Marketing consultant	2,738	118,405
Total	$9,987	$631,878

For the nine- and three-month periods ended January 31, 2022, $488,860 and $162,953 of stock-based compensation was recorded as consulting expense, respectively, and $648,182 and $491,022 was recorded as payroll and payroll related expenses. For the nine- and three-month periods ended January 31, 2021, all the stock-based compensation was recorded as a component of payroll and payroll related expenses.